Operating Segments (Details) - Schedule of Reported Segment Results of Operation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2021
Total revenues	$ 535,052	$ 566,792	$ 480,325
Expenses	477,944	505,030	428,202
Operating income (loss)	57,108	61,762	52,123
Depreciation and amortization	20,553	19,795	19,837
Software services [Member]
2021
Total revenues	92,906	99,374	95,589
Expenses	71,863	72,115	74,863
Operating income (loss)	21,043	27,259	20,726
Depreciation and amortization	9,717	10,321	10,619
IT professional services [Member]
2021
Total revenues	442,146	467,418	384,736
Expenses	400,949	427,446	347,712
Operating income (loss)	41,197	39,972	37,024
Depreciation and amortization	10,432	9,102	8,846
Unallocated expense [Member]
2021
Total revenues
Expenses	5,132	5,469	5,627
Operating income (loss)	(5,132)	(5,469)	(5,627)
Depreciation and amortization	$ 404	$ 372	$ 372